Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Mar. 28, 2018 CNY (¥) shares	Mar. 28, 2018 USD ($) $ / shares shares	Sep. 30, 2017 shares	Aug. 31, 2020 CNY (¥) Vote shares	Aug. 31, 2020 $ / shares shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 $ / shares shares	Aug. 31, 2018 CNY (¥)	Mar. 16, 2020 $ / shares	Feb. 28, 2020 $ / shares
Shareholders' Equity
Number of Class A ordinary share each share of Class B ordinary share convertible into						1
Net proceeds from the IPO			¥ 1,048,660	$ 153,147						¥ 1,048,660
Deferred IPO costs | ¥										26,752
Shares repurchased (in shares)						76,586,600		145,762,478
Repurchase of ordinary shares | ¥						¥ 70,890		¥ 203,759		¥ 85,364
Beijing Ruihuisi Education Consulting Co., Ltd
Shareholders' Equity
Percentage of equity interest acquired (as a percentage)	49.00%	49.00%
Cash consideration	¥ 61,250	$ 8,945
Open market
Shareholders' Equity
Price of treasury stock repurchased (in US dollar per share) | $ / shares							$ 0.1300		$ 0.2065
Repurchase of ordinary shares | ¥						¥ 70,889		168,980
Shareholder
Shareholders' Equity
Price of treasury stock repurchased (in US dollar per share) | $ / shares									$ 0.2025
Repurchase of ordinary shares | ¥								¥ 34,779
The Company
Shareholders' Equity
Treasury Stock, Shares						24,691,358	24,691,358	24,691,358	24,691,358
Depositary bank
Shareholders' Equity
Treasury Stock, Shares						198,011,720	198,011,720	121,071,120	121,071,120
IPO
Shareholders' Equity
Net proceeds from the IPO			1,048,660	153,147
Deferred IPO costs			¥ 26,752	$ 3,907
American depositary shares
Shareholders' Equity
Share price (in dollars per share) | $ / shares											$ 5.02	$ 5.44
American depositary shares | IPO
Shareholders' Equity
Shares issued (in shares)			16,300,000	16,300,000
Share price (in dollars per share) | $ / shares				$ 11.00
Class A ordinary shares
Shareholders' Equity
Number of votes per share | Vote						1
Shares issued for each shares converted						1	1
Ordinary shares, shares outstanding (in shares)						4,146,103,947	4,146,103,947	4,130,261,827	4,130,261,827
Shares repurchased (in shares)					94,897,359
Class A ordinary shares | IPO
Shareholders' Equity
Shares issued (in shares)			652,000,000	652,000,000
Redeemable convertible preferred shares, shares outstanding (in shares)						3,568,365,545	3,568,365,545
Amount reclassified from mezzanine equity to shareholders' equity upon conversion | ¥						¥ 4,272,293
Class B ordinary shares
Shareholders' Equity
Number of votes per share | Vote						20
Ordinary shares, shares outstanding (in shares)						2,296,842,016	2,296,842,016	2,296,842,016	2,296,842,016
Shares converted						0		0